GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of reconciliation of changes in goodwill [Table Text Block]
Balance, December 31, 2014	$8,217,542
Adjusted for:
Impairment charge	(3,047,605)
Cumulative translation adjustment	1,331,949
Balance, December 31, 2015	6,501,886
Adjusted for:
Impairment charge	(1,518,328)
Cumulative translation adjustment	(230,234)
Balance, December 31, 2016	4,753,324
Adjusted for:
Impairment charge	(2,709,239)
Cumulative translation adjustment	(223,778)
Balance, December 31, 2017	$1,820,307